Other Income and Other Deductions (Table) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Income and Other Deductions
Net gain (loss) on securities	¥ 61,046	¥ (1,220)	¥ (44,077)
Net loss on sale and disposal of rental assets and other property	(3,161)	(20,202)	(21,292)
Exchange gain (loss)	¥ (9,508)	¥ 186	¥ (37,259)